Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash and bank accounts	$ 219,368	$ 222,089
Money market funds	13,026	12,451
Fixed bank deposits	23,986	20,028
Total cash and cash equivalents	$ 256,380	$ 254,568	$ 342,111	$ 136,400